UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   31-Jan-31

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          129

Form 13F Information Table Value Total: 	  $188,640

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     6083 109845.000SH      SOLE                 2010.000        107835.000
                                                               207 3740.000 SH       DEFINED 0001091923                     3740.000
AFLAC Inc.                     COM              001055102     8354 115731.000SH      SOLE                 1850.000        113881.000
                                                               296 4100.000 SH       DEFINED 0001091923                     4100.000
Abbott Laboratories            COM              002824100      652 13465.000SH       SOLE                                  13465.000
                                                               140 2900.000 SH       DEFINED 0001091923                     2900.000
Agilent Technologies Inc.      COM              00846U101     2748 50196.000SH       SOLE                  986.000         49210.000
                                                                54  984.000 SH       DEFINED 0001091923                      984.000
American Express Co.           COM              025816109     1076 19590.000SH       SOLE                  430.000         19160.000
                                                                 4   75.000 SH       DEFINED 0001091923                       75.000
American Home Products         COM              026609107      452 7110.000 SH       SOLE                                   7110.000
American Intl Grp.             COM              026874107     7228 73338.000SH       SOLE                 1343.000         71995.000
                                                               204 2070.000 SH       DEFINED 0001091923                     2070.000
American Power Conversion Corp COM              029066107     1849 149450.000SH      SOLE                 4100.000        145350.000
                                                                39 3140.000 SH       DEFINED 0001091923                     3140.000
Amgen                          COM              031162100     4693 73400.000SH       SOLE                  625.000         72775.000
                                                               207 3245.000 SH       DEFINED 0001091923                     3245.000
Auto Data Processing           COM              053015103     3540 55915.000SH       SOLE                                  55915.000
                                                               298 4700.000 SH       DEFINED 0001091923                     4700.000
Bank of America Corp.          COM              060505104      220 4789.000 SH       SOLE                                   4789.000
                                                              1093 23816.000SH       DEFINED 0001091923                    23816.000
Bellsouth Corp.                COM              079860102      534 13036.710SH       SOLE                                  13036.710
                                                               122 2987.000 SH       DEFINED 0001091923                     2987.000
Bristol-Myers Squibb Co.       COM              110122108      929 12566.000SH       SOLE                                  12566.000
                                                                89 1200.000 SH       DEFINED 0001091923                     1200.000
Calpine Corp.                  COM              131347106     3571 79245.000SH       SOLE                 1950.000         77295.000
                                                                62 1375.000 SH       DEFINED 0001091923                     1375.000
Cardinal Health, Inc.          COM              14149Y108     2194 22020.000SH       SOLE                  620.000         21400.000
                                                               159 1600.000 SH       DEFINED 0001091923                     1600.000
Cintas Corp.                   COM              172908105     2336 43914.000SH       SOLE                                  43914.000
                                                               165 3100.000 SH       DEFINED 0001091923                     3100.000
Cisco Systems, Inc.            COM              17275R102     6914 180770.000SH      SOLE                 3070.000        177700.000
                                                               356 9320.000 SH       DEFINED 0001091923                     9320.000
Citigroup, Inc.                COM              172967101     5822 114008.154SH      SOLE                 1805.999        112202.154
                                                               132 2579.000 SH       DEFINED 0001091923                     2579.000
Coastal Corp                   COM              190441105    10028 113548.000SH      SOLE                 2175.000        111373.000
                                                               330 3740.000 SH       DEFINED 0001091923                     3740.000
Coca Cola Company              COM              191216100     1046 17168.990SH       SOLE                  445.000         16723.990
                                                               349 5732.000 SH       DEFINED 0001091923                     5732.000
Colgate Palmolive              COM              194162103      833 12900.000SH       SOLE                                  12900.000
Computer Sciences              COM              205363104     5871 97650.000SH       SOLE                 1690.000         95960.000
                                                               216 3590.000 SH       DEFINED 0001091923                     3590.000
Disney (Walt) Holding Co.      COM              254687106     2268 78373.000SH       SOLE                 1350.000         77023.000
                                                                69 2400.000 SH       DEFINED 0001091923                     2400.000
EMC Corp-Mass                  COM              268648102     5605 84288.000SH       SOLE                 1380.000         82908.000
                                                               246 3705.000 SH       DEFINED 0001091923                     3705.000
Electronic Data Systems, Corp. COM              285661104     6851 118625.000SH      SOLE                 2330.000        116295.000
                                                               150 2600.000 SH       DEFINED 0001091923                     2600.000
Emerson Electric Company       COM              291011104      995 12625.000SH       SOLE                  200.000         12425.000
                                                                47  600.000 SH       DEFINED 0001091923                      600.000
Exxon Mobil Corp.              COM              30231G102      824 9477.000 SH       SOLE                                   9477.000
                                                               515 5928.000 SH       DEFINED 0001091923                     5928.000
First Data                     COM              319963104     1594 30257.000SH       SOLE                                  30257.000
                                                                55 1050.000 SH       DEFINED 0001091923                     1050.000
General Electric Co.           COM              369604103     8640 180234.090SH      SOLE                 2200.000        178034.090
                                                              1062 22155.000SH       DEFINED 0001091923                    22155.000
Gillette Co. Com.              COM              375766102       43 1200.000 SH       SOLE                                   1200.000
                                                               159 4400.000 SH       DEFINED 0001091923                     4400.000
Glaxo Wellcome Plc. Sponsored  COM              37733W105      375 6700.000 SH       SOLE                                   6700.000
                                                                45  800.000 SH       DEFINED 0001091923                      800.000
Home Depot                     COM              437076102     7614 166660.000SH      SOLE                 3250.000        163410.000
                                                              1125 24623.000SH       DEFINED 0001091923                    24623.000
Honeywell International Inc.   COM              438516106       38  800.000 SH       SOLE                                    800.000
                                                               189 4000.000 SH       DEFINED 0001091923                     4000.000
IBM Corp.                      COM              459200101      358 4210.000 SH       SOLE                                   4210.000
                                                               196 2300.000 SH       DEFINED 0001091923                     2300.000
Intel Corp                     COM              458140100     3592 119490.059SH      SOLE                 1955.000        117535.059
                                                               264 8765.000 SH       DEFINED 0001091923                     8765.000
Johnson & Johnson              COM              478160104      157 1498.000 SH       SOLE                                   1498.000
                                                                74  700.000 SH       DEFINED 0001091923                      700.000
Lilly Eli & Co.                COM              532457108      248 2663.000 SH       SOLE                                   2663.000
                                                               149 1600.000 SH       DEFINED 0001091923                     1600.000
Lucent Technologies Inc.       COM              549463107     1654 122548.121SH      SOLE                 2655.000        119893.121
                                                                76 5653.000 SH       DEFINED 0001091923                     5653.000
Marriott Intl Inc New CL A     COM              571903202      667 15787.000SH       SOLE                                  15787.000
                                                                17  400.000 SH       DEFINED 0001091923                      400.000
McDonalds Corp.                COM              580135101      728 21400.000SH       SOLE                  745.000         20655.000
                                                                48 1400.000 SH       DEFINED 0001091923                     1400.000
McGraw-Hill Inc.               COM              580645109     3330 56796.000SH       SOLE                 1375.000         55421.000
                                                                81 1375.000 SH       DEFINED 0001091923                     1375.000
Medtronic Inc.                 COM              585055106      761 12610.000SH       SOLE                                  12610.000
                                                                73 1217.000 SH       DEFINED 0001091923                     1217.000
Merck & Co.                    COM              589331107     1536 16403.000SH       SOLE                                  16403.000
                                                                48  510.000 SH       DEFINED 0001091923                      510.000
Microsoft Corp.                COM              594918104      267 6165.000 SH       SOLE                  900.000          5265.000
                                                                35  800.000 SH       DEFINED 0001091923                      800.000
Minnesota Mining & Mfg.        COM              604059105      430 3568.000 SH       SOLE                                   3568.000
                                                                12  100.000 SH       DEFINED 0001091923                      100.000
Motorola Inc.                  COM              620076109     1579 77964.251SH       SOLE                 1755.000         76209.251
                                                                36 1800.000 SH       DEFINED 0001091923                     1800.000
Nortel Networks Corporation    COM              656568102     1796 56020.023SH       SOLE                 1300.000         54720.023
                                                                65 2030.000 SH       DEFINED 0001091923                     2030.000
Oracle Corporation             COM              68389X105    11207 385599.000SH      SOLE                 6195.000        379404.000
                                                               349 12000.000SH       DEFINED 0001091923                    12000.000
PepsiCo Inc.                   COM              713448108      223 4500.000 SH       SOLE                                   4500.000
                                                               208 4200.000 SH       DEFINED 0001091923                     4200.000
Pfizer Inc.                    COM              717081103     6996 152090.430SH      SOLE                 2610.000        149480.430
                                                               498 10825.000SH       DEFINED 0001091923                    10825.000
Pitney-Bowes Inc.              COM              724479100      994 30000.000SH       SOLE                                  30000.000
                                                               106 3200.000 SH       DEFINED 0001091923                     3200.000
Procter & Gamble Co.           COM              742718109     1462 18643.000SH       SOLE                                  18643.000
                                                                94 1200.000 SH       DEFINED 0001091923                     1200.000
Quaker Oats Co.                COM              747402105       21  211.685 SH       SOLE                                    211.685
                                                               234 2400.000 SH       DEFINED 0001091923                     2400.000
Qualcomm Incorporated          COM              747525103      509 6195.000 SH       SOLE                                   6195.000
                                                                82 1000.000 SH       DEFINED 0001091923                     1000.000
SBC Communications             COM              78387G103      560 11722.616SH       SOLE                                  11722.616
                                                               266 5579.000 SH       DEFINED 0001091923                     5579.000
Schlumberger Ltd.              COM              806857108     2085 26082.000SH       SOLE                  415.000         25667.000
                                                                58  720.000 SH       DEFINED 0001091923                      720.000
SmithKline Beecham PLC ADR REP COM              832378301     1821 30004.000SH       SOLE                                  30004.000
                                                               143 2350.000 SH       DEFINED 0001091923                     2350.000
Stryker Corp.                  COM              863667101     8727 172511.000SH      SOLE                 2745.000        169766.000
                                                               221 4365.000 SH       DEFINED 0001091923                     4365.000
Sun Microsystems Inc.          COM              866810104      102 3656.000 SH       SOLE                                   3656.000
                                                               174 6230.000 SH       DEFINED 0001091923                     6230.000
Sysco Corp.                    COM              871829107      243 8100.000 SH       SOLE                                   8100.000
                                                                12  400.000 SH       DEFINED 0001091923                      400.000
Texas Instruments Inc.         COM              882508104     2123 44818.087SH       SOLE                 1070.000         43748.087
                                                                56 1175.000 SH       DEFINED 0001091923                     1175.000
Time Warner Inc.               COM              887315109        8  150.000 SH       SOLE                                    150.000
                                                               763 14600.000SH       DEFINED 0001091923                    14600.000
Verizon Communications         COM              92343V104     1334 26610.000SH       SOLE                                  26610.000
                                                               244 4877.000 SH       DEFINED 0001091923                     4877.000
Wal Mart Stores Inc.           COM              931142103     7751 145907.000SH      SOLE                 2700.000        143207.000
                                                               147 2775.000 SH       DEFINED 0001091923                     2775.000
Walgreen Company               COM              931422109      454 10850.000SH       SOLE                                  10850.000
                                                                84 2000.000 SH       DEFINED 0001091923                     2000.000